Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Inventories

As of June 30, 2025 and 2024, the Company’s inventory is comprised of development costs related to projects in the development pipeline.

	June 30, 2025	June 30, 2024
Beginning of the year	$6,531	$449
Development costs	25,641	6,903
Cost of goods sold	(23,633)	(338)
Project cancellations	(56)	(496)
Foreign currency impact	518	13
End of the year	$9,001	$6,531